Reserves	12 Months Ended
Dec. 31, 2018
Reserves
Reserves

The notes included in this section focus on the Barclays Bank Group’s loan capital and shareholders’ equity including issued share capital, retained earnings, other equity balances and interests of minority shareholders in our subsidiary entities (non-controlling interests). For more information on capital management and how the Barclays Bank Group maintains sufficient capital to meet our regulatory requirements refer to page 00.

31 Reserves

Currency translation reserve

The currency translation reserve represents the cumulative gains and losses on the retranslation of the Barclays Bank Group net investment in foreign operations, net of the effects of hedging.

Available for sale reserve

Following the adoption of IFRS 9, accumulated fair value changes of £260m previously recognised in the available for sale reserve are now recorded in fair value through other comprehensive income.

Fair value through other comprehensive income reserve

The fair value through other comprehensive income reserve represent the changes in the fair value of fair value through other comprehensive income investments since initial recognition.

Cash flow hedging reserve

The cash flow hedging reserve represents the cumulative gains and losses on effective cash flow hedging instruments that will be recycled to the income statement when the hedged transactions affect profit or loss.

Own credit reserve

The own credit reserve reflects the cumulative own credit gains and losses on financial liabilities at fair value. Amounts in the own credit reserve are not recycled to profit or loss in future periods.

Other reserves and other shareholders’ equity

Other reserves relate to redeemed ordinary and preference shares issued by the Barclays Bank Group.

Included in other shareholders’ equity are capital notes which bear interest at rates fixed periodically in advance, based on London interbank rates. These notes are repayable at the option of the Barclays Bank PLC, in whole on any interest payment date. Barclays Bank PLC is not obliged to make a payment of interest on its capital notes if, in the preceding six months, a dividend has not been declared or paid on any class of shares of Barclays PLC.

	Barclays Bank Group
	2018	2017
	£m	£m
Currency translation reserve	3,927	3,084
Available for sale reserve	-	396
Fair value through other comprehensive income reserve	(298)	-
Cash flow hedging reserve	(123)	184
Own credit reserve	(121)	(179)
Other reserves and other shareholders' equity	(24)	323
Total	3,361	3,808